Consolidated Statements of Comprehensive Loss - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unaudited Condensed Consolidated Statements of Comprehensive Loss
Net loss	¥ (174,451,488)	¥ (151,262,054)	¥ (744,748,251)	¥ (382,929,166)	¥ (143,060,167)
Other comprehensive income
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(2,607,294)	(330,112)	(1,520,393)	(548,029)
Unrealized gain on short-term investment, net of nil income taxes	700,163		2,133,528
Foreign currency translation adjustment, net of nil income taxes	1,029,466	485,154	(19,356,001)	(2,889,641)	2,788,426
Total comprehensive loss	(175,329,153)	(151,107,012)	(763,491,117)	(386,366,836)	(140,271,741)
Less: Comprehensive loss attributable to non-controlling interests	(433,145)	645,728	2,103,019	1,208,147	1,060,660
Comprehensive loss attributable to shareholders of the Company	¥ (175,762,298)	¥ (150,461,284)	¥ (761,388,098)	¥ (385,158,689)	¥ (139,211,081)